PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,767		$ 1,720	$ 1,904
Less: Accumulated depreciation	(1,191)		(1,118)	(1,102)
Property, plant and equipment, net	576		602	802
Depreciation expense	42	$ 54	198	209
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	1,519		1,478	1,633
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	224		218	245
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	24		24	26
Research and development
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 42	$ 54	$ 198	$ 209